CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Operating Activities:
Net income	$ 127		$ 357		$ 147
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in loss (income) of subsidiaries	(6)		(6)		(8)
Depreciation and amortization	387		430		424
Provision for losses on accounts receivable	1				2
Loss on disposal of businesses/assets, net	4		4		5
Loss on early extinguishment of debt	31		28		51
Noncash interest expense	20		21		23
Noncash restructuring and impairment charges	112		37		13
Deferred income taxes	(24)		(48)		56
Noncash loss on foreign currency transactions	7		15		31
Noncash compensation	29		27		28
Other, net	4		(3)
Changes in operating assets and liabilities, net of effects of acquisitions :
Accounts and notes receivable	121		2		(11)
Inventories	179		(20)		77
Prepaid expenses	(52)		(2)		(11)
Other current assets	(66)		(37)		23
Other noncurrent assets	(98)		(44)		(113)
Accounts payable	(166)		76		(24)
Accrued liabilities	(9)		(8)		(39)
Other noncurrent liabilities	(31)		(75)		60
Net cash provided by operating activities	570		754		734
Investing Activities:
Capital expenditures	(663)		(601)		(471)
Cash received from unconsolidated affiliates	48		51		71
Investment in unconsolidated affiliates	(54)		(108)		(104)
Acquisition of businesses, net of cash acquired	(14)		(960)		(66)
Cash received from purchase price adjustment for business acquired	18
Proceeds from sale of businesses/assets	1		15		2
Decrease (increase) in receivable from affiliate	1		(2)		(48)
Cash received from termination of cross-currency interest rate contracts	66
Change in restricted cash	(3)
Other, net	1		(2)		2
Net cash provided by (used in) investing activities	(599)		(1,607)		(614)
Financing Activities:
Net repayments under revolving loan facilities	(1)		(1)		(4)
Net repayments on overdraft facilities	(8)		(5)		(9)
Repayments of short-term debt			(8)		(18)
Borrowings on short-term debt	12		15		15
Repayments of long-term debt	(604)		(418)		(840)
Proceeds from issuance of long-term debt	326		1,792		979
Repayments of notes payable to affiliate	(148)		(122)
Proceeds from issuance of notes payable from affiliate	195				177
Repayments of notes payable	(33)		(34)		(40)
Borrowings on notes payable	34		33		35
Debt issuance costs paid	(8)		(67)		(11)
Call premiums related to early extinguishment of debt	(35)		(24)		(4)
Contingent consideration paid for business acquired	(4)		(6)
Dividends paid to noncontrolling interests	(14)		(4)
Dividends paid to parent	(121)		(97)		(96)
Excess tax benefit related to stock-based compensation	1		1		1
Other, net			4		3
Net cash (used in) provided by financing activities	(408)		1,059		188
Effect of exchange rate changes on cash	(16)		(11)		(3)
(Decrease) increase in cash and cash equivalents	(453)		195		305
Cash and cash equivalents at beginning of period	710	[1]	515		210
Cash and cash equivalents at end of period	257	[1]	710	[1]	515
Supplemental cash flow information:
Cash paid for interest	225		208		205
Cash paid for income taxes	$ 126		$ 165		$ 44

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”